Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share
Antidilutive securities excluded from computation of of diluted weighted average shares outstanding	2,279,014	14,252,134	14,607,106	11,259,726	9,904,353
Convertible Preferred Stock
Loss Per Share
Antidilutive securities excluded from computation of of diluted weighted average shares outstanding	0	12,111,706	12,111,706	9,367,628	7,995,592
Convertible preferred stock warrants
Loss Per Share
Antidilutive securities excluded from computation of of diluted weighted average shares outstanding	0	65,434	423,784	394,587	367,598
Common stock options
Loss Per Share
Antidilutive securities excluded from computation of of diluted weighted average shares outstanding	2,198,130	2,074,994	2,071,616	1,497,511	1,541,163